Change in noncash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in non-cash operating working capital
Accounts Receivable	$ 123,587	$ 406,114	$ (1,339,409)
Note Receivable	0	324,700	(332,175)
Prepaid Expenses And Deposits	3,262	19,600	(31,972)
Accounts Payable And Accrued Liabilities	14,375	(120,767)	104,745
Contractual Obligations	(127,507)	(3,879)	134,116
Change In Non-cash Working Capital Balances	$ 13,717	$ 625,768	$ (1,464,695)